Basis of Presentation (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 item	Apr. 02, 2011 Emergent Group Inc.	Apr. 01, 2011 Emergent Group Inc.	May 31, 2011 Equipment rental division of a medical equipment manufacturer	Oct. 03, 2011 Surgical laser equipment service provider, one	Jan. 03, 2012 Surgical laser equipment service provider, two
Basis of Presentation
Number of reporting segments	3
Acquisitions
Total purchase price		$ 65,300,000	$ 65,300,000	$ 6,500,000	$ 5,500,000
Cash consideration		60,000,000	60,000,000	6,500,000		16,400,000
Amount of debt included in purchase price and paid off at closing			$ 19,781,000		$ 500,000